UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
February 28, 2007 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)

Consumer Cyclical--7.8%
Bed Bath & Beyond	76,700 a	3,059,563
Costco Wholesale	78,400	4,381,776
Darden Restaurants	68,300	2,797,568
Lowe's Cos.	84,100	2,738,296
Nordstrom	102,300	5,431,107
Office Depot	62,200 a	2,074,992
Target	108,800	6,694,464
		27,177,766
Consumer Goods--2.4%
Coach	51,500 a	2,430,800
Mattel	222,300	5,782,023
		8,212,823
Consumer Staples--8.1%
General Mills	55,900	3,150,524
Kimberly-Clark	65,200	4,440,772
PepsiCo	199,800	12,617,370
Procter & Gamble	125,800	7,987,042
		28,195,708
Financial--18.3%
Bank of America	168,800	8,586,856
Chubb	44,400	2,266,620
CIT Group	39,300	2,219,271
Comerica	62,400	3,768,336
Genworth Financial, Cl. A	75,600	2,673,972
Goldman Sachs Group	42,600	8,588,160
Hartford Financial Services Group	32,000	3,025,920
IntercontinentalExchange	17,600 a,b	2,654,960
KeyCorp	73,600	2,777,664
Lincoln National	37,100	2,528,365
National City	57,300	2,168,805
Northern Trust	62,300	3,756,690
NYSE Group	23,100 a,b	1,961,190
ProLogis	33,500	2,215,355
Regions Financial	98,200	3,517,524
Safeco	63,100	4,210,032
SLM	87,100	3,712,202
Washington Mutual	79,800	3,437,784
		64,069,706
Health Care--14.5%
Aetna	77,100	3,413,217
Alcon	25,400	3,165,348
Amgen	83,100 a	5,340,006
Baxter International	93,500	4,675,935
Becton, Dickinson & Co.	62,400	4,741,776
Genzyme	70,900 a	4,381,620
Johnson & Johnson	180,600	11,386,830
Novartis, ADR	98,400	5,454,312
Quest Diagnostics	27,300	1,392,846
WellPoint	84,300 a	6,692,577
		50,644,467
Industrial--10.2%
AvalonBay Communities	12,700	1,747,012
Burlington Northern Santa Fe	38,000	3,009,220
Eaton	39,800	3,224,198

Emerson Electric	213,600	9,204,024
Manpower	71,700	5,327,310
Rockwell Automation	23,000	1,428,070
Rockwell Collins	72,000	4,714,560
United Technologies	107,800	7,074,914
		35,729,308
Information Services--9.7%
Accenture, Cl. A	93,700	3,345,090
Equifax	74,400	2,880,768
Google, Cl. A	13,200 a	5,932,740
McGraw-Hill Cos.	72,800	4,703,608
Moody's	64,700	4,187,384
News, Cl. B	348,500 b	8,308,240
Walt Disney	131,700	4,512,042
		33,869,872
Materials--3.7%
3M	51,800	3,837,344
Air Products & Chemicals	39,500	2,955,390
Ecolab	105,300	4,454,190
Rohm & Haas	32,700	1,728,522
		12,975,446
Oil & Gas Producers--5.6%
Anadarko Petroleum	87,200	3,508,056
ENSCO International	51,800	2,595,698
Noble	36,300	2,548,986
Pioneer Natural Resources	75,300	2,895,285
Tetra Technologies	121,700 a,b	2,705,391
Whitney Holding	56,100	1,779,492
XTO Energy	71,400 b	3,688,524
		19,721,432
Technology--15.5%
Cisco Systems	199,800 a	5,182,812
Danaher	56,700	4,061,988
Dell	142,700 a	3,260,695
EMC/Massachusetts	186,200 a	2,597,490
Intel	230,800	4,581,380
International Business Machines	104,000	9,673,040
Microsoft	360,900	10,166,553
National Semiconductor	117,400	3,007,788
QUALCOMM	121,000	4,873,880
Texas Instruments	209,500	6,486,120
		53,891,746
Telecommunications--1.3%
NII Holdings	25,000 a	1,771,000
Qwest Communications International	315,600 a	2,802,528
		4,573,528
Utilities--1.9%
NiSource	108,300	2,576,457
Sempra Energy	69,700	4,185,485
		6,761,942
Total Common Stocks
(cost $304,693,264)		345,823,744
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.86%, 3/14/07
(cost $100,000)	100,000	100,000

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,656,000)	4,656,000 [c]	4,656,000

Investment of Cash Collateral for
Securities Loaned--1.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,339,338)	6,339,338 [c]	6,339,338

Total Investments (cost $315,788,602)	102.1%	356,919,082
Liabilities, Less Cash and Receivables	(2.1%)	(7,220,405)
Net Assets	100.0%	349,698,677

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At February 28, 2007, the total market value of the fund's securities on loan is $6,258,709 and the total market value of the collateral held by the fund is $6,339,338.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)